Mark C. Amorosi mark.amorosi@klgates.com

T +1 202 778 9351

F +1 202 778 9100

May 29, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: USAA Mutual Funds Trust

Post-Effective Amendment No. 165 to

Registration Statement on Form N-1A

1933 Act File No. 33-65572

1940 Act File No. 811-7852

Ladies and Gentlemen:

On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the Registrant), we hereby enclose for filing with the Securities and Exchange Commission (the Commission) pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 165 (the Amendment) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on August 1, 2019, pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment is being filed with respect to the USAA Mutual Funds Trust (Tax Exempt Long-Term Fund, Tax Exempt Intermediate-Term Fund, Tax Exempt Short-Term Fund, Tax Exempt Money Market Fund, California Bond Fund, New York Bond Fund, Virginia Bond Fund, Global Equity Income Fund, Target Managed Allocation Fund and all relevant share classes) (1) to revise the prospectuses and statements of additional information to reflect Victory Capital Management Inc., as the new investment adviser, and Victory Capital Advisers, Inc., as the new distributor, to the Funds; (2) to make other

K&L GATES LLP

1601 K STREET NW WASHINGTON DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

303398903 v1

U.S. Securities and Exchange Commission

May 29, 2019

changes in connection with the transaction whereby USAA Asset Management Company, the current investment adviser to the Funds, and USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services), the current transfer agent to the Funds, will be acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital Management, Inc., which is expected to occur on or about June 30, 2019; and (3) to make such other non-material changes as appropriate.

If you have any questions with respect to the enclosed, please call me at (202) 778-

9351.

Sincerely,

/s/ Mark C. Amorosi Mark C. Amorosi